Selected Statement of Operations Data (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment - by geographical location
Property and equipment, net	$ 202	$ 498
Israel [Member]
Property and equipment - by geographical location
Property and equipment, net	85	119
Romania [Member]
Property and equipment - by geographical location
Property and equipment, net	116	378
United States [Member]
Property and equipment - by geographical location
Property and equipment, net	$ 1	$ 1